Robinson Alternative Yield Pre-Merger SPAC ETF

SCHEDULE OF INVESTMENTS at Janaury 31, 2023 (Unaudited)

	Shares	Value
Common Stocks - 96.9%
Special Purpose Acquisition Companies (SPACs) - 96.9%
Accretion Acquisition Corp. (1)	2,065	$21,125
Acropolis Infrastructure Acquisition Corp. - Class A (1)	30,000	301,800
Aequi Acquisition Corp. - Class A (1)	7,851	78,117
Aetherium Acquisition Corp. - Class A (1)	24,300	249,318
Ahren Acquisition Corp. - Class A (1)	26,465	272,589
Alset Capital Acquisition Corp. - Class A (1)	33,000	334,950
AltC Acquisition Corp. - Class A (1)	30,000	300,600
Altitude Acquisition Corp. - Class A (1)	29,306	293,646
Andretti Acquisition Corp. - Class A (1)	25,000	259,375
Anthemis Digital Acquisitions I Corp. - Class A (1)	19,818	205,215
Anzu Special Acquisition Corp. I - Class A (1)	24,612	248,335
AP Acquisition Corp. - Class A (1)	26,309	274,140
Arogo Capital Acquisition Corp. - Class A (1)	25,000	255,500
Artemis Strategic Investment Corp. - Class A (1)	5,276	54,185
Athena Technology Acquisition Corp. II - Class A (1)	25,000	253,750
Ault Disruptive Technologies Corp. (1)	26,447	273,462
Aurora Technology Acquisition Corp. - Class A (1)	32,000	328,000
AxonPrime Infrastructure Acquisition Corp. - Class A (1)	7,088	71,234
B Riley Principal 250 Merger Corp. - Class A (1)	35,000	352,450
Belong Acquisition Corp. - Class A (1)	35,000	350,000
Berenson Acquisition Corp. I - Class A (1)	27,004	271,390
Bilander Acquisition Corp. - Class A (1)	30,000	299,100
BioPlus Acquisition Corp. - Class A (1)	29,172	301,347
Black Mountain Acquisition Corp. - Class A (1)	5,228	53,744
Blue Whale Acquisition Corp. I - Class A (1)	40,000	394,800
Bluescape Opportunities Acquisition Corp. - Class A (1)	40,000	394,400
Bridgetown Holdings Ltd. - Class A (1)	28,503	285,030
Build Acquisition Corp. - Class A (1)	19,378	195,912
Bullpen Parlay Acquisition Co. - Class A (1)	20,164	209,302
BurTech Acquisition Corp. - Class A (1)	26,482	268,792
BYTE Acquisition Corp. - Class A (1)	24,786	250,339
C5 Acquisition Corp. - Class A (1)	26,000	267,800
CF Acquisition Corp. VII - Class A (1)	33,685	343,924
Churchill Capital Corp. VI - Class A (1)	30,000	301,200
Churchill Capital Corp. VII - Class A (1)	47,542	478,273
Clover Leaf Capital Corp. - Class A (1)	2,846	31,164
Colombier Acquisition Corp. - Class A (1)	30,000	301,500
Crescera Capital Acquisition Corp. - Class A (1)	17,747	183,504
Crixus BH3 Acquisition Co. - Class A (1)	11,103	113,251
DA32 Life Science Tech Acquisition Corp. - Class A (1)	25,000	251,250
Disruptive Acquisition Corp. I - Class A (1) (2)	11,684	118,709
Dragoneer Growth Opportunities Corp. III - Class A (1)	51,000	503,880
Emerging Markets Horizon Corp. - Class A (1)	30,000	310,350
EVe Mobility Acquisition Corp. - Class A (1)	26,465	273,119
FG Merger Corp. (1)	32,000	329,760
Finnovate Acquisition Corp. - Class A (1)	3,540	36,604
FinServ Acquisition Corp. II - Class A (1)	20,000	202,000
Fintech Evolution Acquisition Group (1)	37,398	380,338
Flame Acquisition Corp. - Class A (1)	24,848	251,959
FTAC Emerald Acquisition Corp. - Class A (1)	30,000	303,300
FTAC Zeus Acquisition Corp. - Class A (1)	5,132	52,167
Fusion Acquisition Corp. II - Class A (1)	24,584	248,790
Games & Esports Experience Acquisition Corp. - Class A (1)	23,788	247,871
Globalink Investment, Inc. (1)	904	9,266
Goal Acquisitions Corp. (1)	22,951	232,723
Golden Arrow Merger Corp. - Class A (1)	10,149	102,099
Gores Holdings IX, Inc. - Class A (1)	35,251	352,510
GX Acquisition Corp. II (1)	24,552	247,975
Healthcare AI Acquisition Corp. - Class A (1)	26,465	273,516
Healthwell Acquisition Corp. I - Class A (1)	12,063	121,233
Hennessy Capital Investment Corp. VI - Class A (1)	9,000	90,045
Ibere Pharmaceuticals - Class A (1)	9,557	97,195
Insight Acquisition Corp. - Class A (1)	28,191	286,280
Integral Acquisition Corp. 1 - Class A (1)	6,601	67,264
Investcorp India Acquisition Corp. - Class A (1)	32,000	332,800
Jackson Acquisition Co. - Class A (1)	26,552	271,361
Jaws Hurricane Acquisition Corp. - Class A (1)	31,300	314,878
Jupiter Acquisition Corp. - Class A (1)	25,000	250,250
Khosla Ventures Acquisition Co. III - Class A (1)	43,746	440,960
Khosla Ventures Acquisition Co. - Class A (1)	20,143	203,444
Kismet Acquisition Two Corp. - Class A (1)	9,525	96,869
KnightSwan Acquisition Corp. - Class A (1)	30,000	308,550
Landcadia Holdings IV, Inc. - Class A (1)	25,000	250,000
Legato Merger Corp. II (1)	3,564	36,567
Liberty Resources Acquisition Corp. - Class A (1)	30,000	312,300
Logistics Innovation Technologies Corp. - Class A (1)	30,000	301,500
Marblegate Acquisition Corp. - Class A (1)	12,001	120,490
Mason Industrial Technology, Inc. - Class A (1)	24,700	247,741
Medicus Sciences Acquisition Corp. - Class A (1)	6,274	63,556
Motive Capital Corp. II - Class A (1)	29,588	305,348
Newbury Street Acquisition Corp. (1)	24,766	249,641
Northern Star Investment Corp. II - Class A (1)	40,000	399,600
Northern Star Investment Corp. IV - Class A (1)	29,576	298,718
OmniLit Acquisition Corp. - Class A (1)	24,567	249,355
Oxus Acquisition Corp. - Class A (1)	8,000	82,800
Pearl Holdings Acquisition Corp. - Class A (1)	26,482	273,294
Pivotal Investment Corp. III - Class A (1)	30,000	299,400
Post Holdings Partnering Corp. - Class A (1)	30,000	300,900
Priveterra Acquisition Corp. - Class A (1)	24,626	248,969
PROOF Acquisition Corp. I - Class A (1)	26,000	266,760
Redwoods Acquisition Corp. (1)	32,000	326,720
Revelstone Capital Acquisition Corp. - Class A (1)	26,759	271,604
Ross Acquisition Corp. II - Class A (1)	11,581	117,779
Roth CH Acquisition V Co. (1)	14,064	143,804
Schultze Special Purpose Acquisition Corp. II - Class A (1)	7,924	80,825
Screaming Eagle Acquisition Corp. - Class A (1)	46,000	461,380
Southport Acquisition Corp. - Class A (1)	26,449	271,499
Spree Acquisition Corp 1 Ltd. - Class A (1)	26,482	274,089
StoneBridge Acquisition Corp. - Class A (1)	8,637	89,047
Swiftmerge Acquisition Corp. - Class A (1)	26,658	272,178
Tailwind International Acquisition Corp. - Class A (1)	28,842	292,890
Target Global Acquisition I Corp. - Class A (1)	26,570	274,999
TB SA Acquisition Corp. - Class A (1)	28,405	288,595
Tech and Energy Transition Corp. (1)	24,573	248,187
TG Venture Acquisition Corp. - Class A (1)	10,080	103,421
Thunder Bridge Capital Partners III, Inc. - Class A (1)	30,000	299,400
Thunder Bridge Capital Partners IV, Inc. - Class A (1)	2,970	29,819
TPG Pace Beneficial II Corp. (1)	45,000	446,175
Trajectory Alpha Acquisition Corp. - Class A (1)	2,600	26,338
Tristar Acquisition I Corp. - Class A (1)	31,406	321,911
Twelve Seas Investment Co. II (1)	10,164	102,860
VMG Consumer Acquisition Corp. - Class A (1)	23,000	235,980
Warburg Pincus Capital Corp. I-B - Class A (1)	22,015	223,562
Total Common Stocks
(Cost $26,121,254)		26,841,879

Warrants - 0.1%
10X Capital Venture Acquisition Corp. III, Strike Price $11.50, Expires 06/30/2028 (1)	2,500	252
Aetherium Acquisition Corp., Strike Price $11.50, Expires 01/21/2028 (1)	16,400	444
Ahren Acquisition Corp., Strike Price $11.50, Expires 06/17/2028 (1)	13,232	1,463
Andretti Acquisition Corp., Strike Price $11.50, Expires 03/23/2028 (1)	12,500	886
Anthemis Digital Acquisitions I Corp., Strike Price $11.50, Expires 04/01/2023 (1)	9,909	942
Anzu Special Acquisition Corp. I, Strike Price $11.50, Expires 12/31/2027 (1)	1,730	68
AP Acquisition Corp., Strike Price $11.50, Expires 12/07/2026 (1)	13,154	1,368
Arbor Rapha Capital Bioholdings Corp. I, Strike Price $11.50, Expires 03/14/2023 (1)	6,782	718
Arogo Capital Acquisition Corp., Strike Price $11.50, Expires 03/23/2028 (1)	25,000	1,000
Artemis Strategic Investment Corp., Strike Price $11.50, Expires 02/12/2023 (1)	2,638	224
Ault Disruptive Technologies Corp., Strike Price $11.50, Expires 06/20/2028 (1)	19,835	1,041
BioPlus Acquisition Corp., Strike Price $11.50, Expires 07/19/2028 (1)	14,586	1,167
Black Mountain Acquisition Corp., Strike Price $11.50, Expires 10/15/2027 (1)	3,920	278
Build Acquisition Corp., Strike Price $11.50, Expires 04/29/2023 (1)	1,773	98
Bullpen Parlay Acquisition Co., Strike Price $11.50, Expires 12/03/2026 (1)	10,082	625
BurTech Acquisition Corp., Strike Price $11.50, Expires 12/18/2026 (1)	26,482	553
C5 Acquisition Corp., Strike Price $11.50, Expires 05/19/2028 (1)	13,000	287
Canna-Global Acquisition Corp., Strike Price $11.50, Expires 02/09/2028 (1)	3,552	67
CF Acquisition Corp. VII, Strike Price $11.50, Expires 03/15/2026 (1)	11,228	1,477
Colombier Acquisition Corp., Strike Price $11.50, Expires 12/31/2028 (1)	8,112	774
Crescera Capital Acquisition Corp., Strike Price $11.50, Expires 04/20/2028 (1)	8,873	443
Crixus BH3 Acquisition Co., Strike Price $11.50, Expires 11/23/2026 (1)	9,917	1,214
EVe Mobility Acquisition Corp., Strike Price $11.50, Expires 05/12/2028 (1)	13,232	1,060
Finnovate Acquisition Corp., Strike Price $11.50, Expires 04/15/2023 (1)	2,654	69
FinServ Acquisition Corp. II, Strike Price $11.50, Expires 02/17/2026 (1)	5,000	131
Fintech Evolution Acquisition Group, Strike Price $11.50, Expires 03/31/2028 (1)	1,736	52
FTAC Emerald Acquisition Corp., Strike Price $11.50, Expires 08/22/2028 (1)	12,500	1,218
Fusion Acquisition Corp. II, Strike Price $11.50, Expires 12/31/2027 (1)	1,777	36
Games & Esports Experience Acquisition Corp., Strike Price $11.50, Expires 10/21/2028 (1)	11,894	357
Gardiner Healthcare Acquisitions Corp., Strike Price $11.50, Expires 07/30/2028 (1)	26,000	2,713
Getaround, Inc., Strike Price $11.50, Expires 03/09/2026 (1)	963	56
Global Partner Acquisition Corp. II, Strike Price $11.50, Expires 12/31/2027 (1)	841	51
Golden Arrow Merger Corp., Strike Price $11.50, Expires 07/31/2026 (1)	1,626	54
Healthcare AI Acquisition Corp., Strike Price $11.50, Expires 12/14/2026 (1)	13,232	1,172
Investcorp India Acquisition Corp., Strike Price $11.50, Expires 06/28/2027 (1)	16,000	802
Jackson Acquisition Co., Strike Price $11.50, Expires 12/31/2028 (1)	13,276	–
KnightSwan Acquisition Corp., Strike Price $11.50, Expires 07/21/2028 (1)	15,000	1,787
Legato Merger Corp. II, Strike Price $11.50, Expires 02/05/2023 (1)	1,782	838
Motive Capital Corp. II, Strike Price $11.50, Expires 05/15/2028 (1)	9,862	836
Northern Star Investment Corp. IV, Strike Price $11.50, Expires 12/31/2027 (1)	1,686	59
OmniLit Acquisition Corp., Strike Price $11.50, Expires 11/08/2026 (1)	750	64
Osiris Acquisition Corp., Strike Price $11.50, Expires 05/01/2028 (1)	2,531	252
Oxus Acquisition Corp., Strike Price $11.50, Expires 08/26/2026 (1)	8,000	720
Pearl Holdings Acquisition Corp., Strike Price $11.50, Expires 12/15/2026 (1)	13,241	1,073
PepperLime Health Acquisition Corp., Strike Price $11.50, Expires 03/28/2023 (1)	2,668	200
Phoenix Biotech Acquisition Corp., Strike Price $11.50, Expires 09/01/2026 (1)	3,743	191
Priveterra Acquisition Corp., Strike Price $11.50, Expires 12/31/2027 (1)	1,628	117
PROOF Acquisition Corp. I, Strike Price $11.50, Expires 12/03/2028 (1)	13,000	554
Revelstone Capital Acquisition Corp., Strike Price $11.50, Expires 05/24/2028 (1)	13,329	966
Ross Acquisition Corp. II, Strike Price $11.50, Expires 02/12/2026 (1)	1,342	295
Roth CH Acquisition V Co., Strike Price $11.50, Expires 12/10/2026 (1)	1,792	97
Schultze Special Purpose Acquisition Corp. II, Strike Price $11.50, Expires 03/25/2028 (1)	2,672	40
Southport Acquisition Corp., Strike Price $11.50, Expires 05/24/2028 (1)	13,224	600
Spree Acquisition Corp 1 Ltd., Strike Price $11.50, Expires 12/22/2028 (1)	13,241	475
Swiftmerge Acquisition Corp., Strike Price $11.50, Expires 06/17/2028 (1)	13,329	1,866
Target Global Acquisition I Corp., Strike Price $11.50, Expires 12/31/2027 (1)	8,856	1,106
TB SA Acquisition Corp., Strike Price $11.50, Expires 03/25/2028 (1)	1,572	47
Tech and Energy Transition Corp., Strike Price $11.50, Expires 12/31/2027 (1)	1,759	53
TG Venture Acquisition Corp., Strike Price $11.50, Expires 08/13/2023 (1)	10,080	756
Thunder Bridge Capital Partners IV, Inc., Strike Price $11.50, Expires 03/12/2023 (1)	594	103
TLG Acquisition One Corp., Strike Price $11.50, Expires 01/25/2028 (1)	1,630	130
Trajectory Alpha Acquisition Corp., Strike Price $11.50, Expires 12/31/2027 (1)	1,300	104
Tristar Acquisition I Corp., Strike Price $11.50, Expires 12/31/2028 (1)	2,664	78
Twelve Seas Investment Co. II, Strike Price $11.50, Expires 03/02/2028 (1)	1,602	40
Total Warrants
(Cost $111,364)		36,607

Short-Term Investments - 3.0%
Money Market Funds - 3.0%
First American Government Obligations Fund, Class X, 4.140% (3)	833,137	833,137
Total Short-Term Investments
(Cost $833,137)		833,137

Investments Purchased With Collateral From Securities Lending - 0.0% (4)
Mount Vernon Liquid Assets Portfolio, LLC, 4.530% (3)	6,300	6,300
Total Investments Purchased With Collateral From Securities Lending
(Cost $6,300)		6,300

Total Investments in Securities - 100.0%
(Cost $27,072,055)		27,717,923
Liabilities in Excess of Other Assets - (0.0)% (4)		(11,889)
Total Net Assets - 100.0%		$27,706,034

(1)	Non-income producing security.
(2)
This security or a portion of this security was out on loan as of January 31, 2023. Total loaned securities had a value of $6,093 or 0.00% (4) of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(3)	The rate shown is the annualized seven-day effective yield as of January 31, 2023.
(4)	Does not round to 0.1% or (0.1)%, as applicable.

Summary of Fair Value Exposure at January 31, 2023 (Unaudited)

Robinson Alternative Yield Pre-Merger SPAC ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2023:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks	$–	$20,510,105	$6,331,774	$–	$26,841,879
Warrants	–	17,492	19,115	–	36,607
Short-Term Investments	–	833,137	–	–	833,137
Investments Purchased With Collateral From Securities Lending (1)	6,300	–	–	–	6,300
Total Investments in Securities	$6,300	$21,360,734	$6,350,889	$–	$27,717,923

(1) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.